COUNTRY STAMPEDE ACQUISITION (Details Narrative) - J C Entertainment L L C [Member]	Mar. 01, 2024 USD ($)
Business Acquisition [Line Items]
Acquisition purchase price	$ 542,959
Payment to acquisition purchase price	$ 400,000